SHARE-BASED COMPENSATION - Assumptions (Details) - Y	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	5.44	5.67	5.59
Interest rate	4.06%	4.18%	1.89%
Volatility	52.00%	42.00%	51.00%
Maximum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	5.86	10.01	7.23
Interest rate	4.23%	4.57%	4.25%
Volatility	53.00%	47.00%	54.00%